SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) - SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member]
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($) Loan shares
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Notes receivable from participants, number of loans (in Loan) | Loan	509	[1]
Notes receivable from participants	$ 5,086	[1]
Total net assets available for benefits	380,238
Cash equivalents [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Cost	1,925
Current Value	1,925
Common collective funds [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Cost	58,377
Current Value	85,187
Mutual funds [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Cost	157,063
Current Value	196,341
Common stock [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Cost	39,246
Current Value	$ 43,014
Notes receivable from participants [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Parties in interest	true	[1]
Investment, Identifier [Axis]: Alliance Bernstein Discovery Value Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Alliance Bernstein Discovery Value Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	85
Cost	$ 1,799
Current Value	$ 1,681
Investment, Identifier [Axis]: American Funds - Fundamental Investors Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	American Funds - Fundamental Investors Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	352
Cost	$ 22,836
Current Value	$ 32,234
Investment, Identifier [Axis]: American Funds Mortgage R6 [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	American Funds Mortgage R6 [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	243
Cost	$ 2,181
Current Value	$ 2,176
Investment, Identifier [Axis]: Charles Schwab Participant-Directed Brokerage Account - Cash Equivalents [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Charles Schwab Participant-Directed Brokerage Account [Member]
Participant-directed status	Participant-Directed Brokerage Account [Member]
Description of investment/interest	Various money market accounts [Member]
Cost	$ 989
Current Value	$ 989
Investment, Identifier [Axis]: Charles Schwab Participant-Directed Brokerage Account - Common Stock [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Charles Schwab Participant-Directed Brokerage Account [Member]
Participant-directed status	Participant-Directed Brokerage Account [Member]
Description of investment/interest	Various common stock investments [Member]
Cost	$ 1,029
Current Value	$ 1,029
Investment, Identifier [Axis]: Charles Schwab Participant-Directed Brokerage Account - Mutual Funds [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Charles Schwab Participant-Directed Brokerage Account [Member]
Participant-directed status	Participant-Directed Brokerage Account [Member]
Description of investment/interest	Various mutual fund investments [Member]
Cost	$ 3,033
Current Value	$ 3,033
Investment, Identifier [Axis]: ClearBridge Large Cap Growth Fund (IS) [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	ClearBridge Large Cap Growth Fund (IS) [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	213
Cost	$ 13,347
Current Value	$ 15,838
Investment, Identifier [Axis]: Eaton Vance AltCapSMID-Cap [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Eaton Vance AltCapSMID-Cap [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	89
Cost	$ 3,230
Current Value	$ 3,279
Investment, Identifier [Axis]: Fidelity 500 Index Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Fidelity 500 Index Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	287
Cost	$ 48,704
Current Value	$ 68,338
Investment, Identifier [Axis]: JP Morgan U.S. Govt MMkt Cap [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	JP Morgan U.S. Govt MMkt Cap [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	54
Cost	$ 54
Current Value	$ 54
Investment, Identifier [Axis]: Janus Henderson Balanced Fund (N) [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Janus Henderson Balanced Fund (N) [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	265
Cost	$ 10,551
Current Value	$ 12,784
Investment, Identifier [Axis]: Janus Triton Fund (I) [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Janus Triton Fund (I) [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	107
Cost	$ 3,061
Current Value	$ 2,863
Investment, Identifier [Axis]: MFS International Value R4 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	MFS International Value R4 Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	122
Cost	$ 5,187
Current Value	$ 5,363
Investment, Identifier [Axis]: MFS International Value R6 Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	MFS International Value R6 Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	301
Cost	$ 6,857
Current Value	$ 7,753
Investment, Identifier [Axis]: Minerals Technologies Inc. [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Parties in interest	true	[1]
Identity of issue, borrower, lessor or similar party	Minerals Technologies Inc. [Member]	[1]
Description of investment/interest	Common stock [Member]	[1]
Number of units (in Shares) | shares	608	[1]
Cost	$ 33,358	[1]
Current Value	$ 37,028	[1]
Investment, Identifier [Axis]: New York Life Insurance Anchor Acct IV [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Parties in interest	true	[1]
Identity of issue, borrower, lessor or similar party	New York Life Insurance Anchor Acct IV [Member]	[1]
Description of investment/interest	Fully benefit responsive investment contract, at contract value [Member]	[1]
Number of units (in Shares) | shares	36,565	[1]
Cost	$ 43,795	[1]
Current Value	$ 48,685	[1]
Investment, Identifier [Axis]: PMCO Government Money Market [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	PMCO Government Money Market [Member]
Description of investment/interest	Money market account [Member]
Cost	$ 936
Current Value	$ 936
Investment, Identifier [Axis]: Pfizer Inc. [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Pfizer Inc. [Member]
Description of investment/interest	Common stock [Member]
Number of units (in Shares) | shares	199
Cost	$ 4,859
Current Value	$ 4,957
Investment, Identifier [Axis]: Prudential Total Return Bond Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Prudential Total Return Bond Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	863
Cost	$ 10,680
Current Value	$ 10,492
Investment, Identifier [Axis]: SSgA Target Retirement Income Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	SSgA Target Retirement Income Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	93
Cost	$ 1,872
Current Value	$ 2,095
Investment, Identifier [Axis]: State Street Russell Small/Midcap Index Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Russell Small/Midcap Index Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	45
Cost	$ 3,182
Current Value	$ 4,683
Investment, Identifier [Axis]: State Street S&P Midcap 400 Index Securities Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street S&P Midcap 400 Index Securities Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	40
Cost	$ 5,549
Current Value	$ 8,221
Investment, Identifier [Axis]: State Street Target Retirement 2025 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2025 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	317
Cost	$ 7,016
Current Value	$ 10,299
Investment, Identifier [Axis]: State Street Target Retirement 2030 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2030 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	261
Cost	$ 6,563
Current Value	$ 9,312
Investment, Identifier [Axis]: State Street Target Retirement 2035 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2035 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	210
Cost	$ 5,451
Current Value	$ 8,067
Investment, Identifier [Axis]: State Street Target Retirement 2040 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2040 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	182
Cost	$ 4,861
Current Value	$ 7,166
Investment, Identifier [Axis]: State Street Target Retirement 2045 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2045 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	242
Cost	$ 6,771
Current Value	$ 9,870
Investment, Identifier [Axis]: State Street Target Retirement 2050 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2050 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	157
Cost	$ 4,525
Current Value	$ 6,556
Investment, Identifier [Axis]: State Street Target Retirement 2055 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2055 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	167
Cost	$ 3,352
Current Value	$ 4,721
Investment, Identifier [Axis]: State Street Target Retirement 2060 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2060 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	69
Cost	$ 1,479
Current Value	$ 1,794
Investment, Identifier [Axis]: State Street Target Retirement 2065 Securities Non-Lending Series Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	State Street Target Retirement 2065 Securities Non-Lending Series Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	104
Cost	$ 1,580
Current Value	$ 1,887
Investment, Identifier [Axis]: Vanguard Life Strategy Conservative Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Vanguard Life Strategy Conservative Growth Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	254
Cost	$ 5,268
Current Value	$ 5,556
Investment, Identifier [Axis]: Vanguard Life Strategy Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Vanguard Life Strategy Growth Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	169
Cost	$ 6,850
Current Value	$ 8,558
Investment, Identifier [Axis]: Vanguard Life Strategy Moderate Growth Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Vanguard Life Strategy Moderate Growth Fund [Member]
Description of investment/interest	Mutual funds [Member]
Number of units (in Shares) | shares	472
Cost	$ 13,425
Current Value	$ 16,339
Investment, Identifier [Axis]: Wilmington Large Cap Value Fund [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Identity of issue, borrower, lessor or similar party	Wilmington Large Cap Value Fund [Member]
Description of investment/interest	Common collective funds [Member]
Number of units (in Shares) | shares	404
Cost	$ 6,176
Current Value	$ 10,516
Minimum [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Notes receivable from participants, interest rate	4.25%	[1]
Maximum [Member]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
Notes receivable from participants, interest rate	9.75%	[1]
Notes receivable from participants, maturity date	Dec. 31, 2040	[1]

[1]	Parties in interest, as defined by ERISA.